Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2013
Share-based Compensation [Abstract]
Summary Of Stock Option Activity
A summary of the Company’s stock option activity and related information is presented below:

	2013		2012		2011
	Options	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price

Outstanding at January 1	289,544	$34.38	293,817	$33.95	287,393	$33.64
Granted	15,475	37.74	16,876	35.39	16,000	35.09
Exercised	(126,168)	33.57	(18,899)	28.78	(9,576)	26.63
Forfeited	(5,250)	34.56	(2,250)	33.28	—	—
Outstanding at December 31	173,601	35.26	289,544	34.38	293,817	33.95

Exercisable at end of year	76,832	37.97	183,584	34.70	185,317	33.70

Nonvested at beginning of year	105,960	33.81	108,500	34.38	109,000	35.10
Granted during the year	15,475	37.74	16,876	35.39	16,000	35.09
Vested during the year	(23,166)	39.64	(18,166)	38.87	(16,500)	39.34
Forfeited during the year	(1,500)	30.38	(1,250)	30.38	—	—
Nonvested at end of year	96,769	$33.10	105,960	$33.81	108,500	$34.38

Stock Options Outstanding And Exercisable
Additional information regarding stock options outstanding and exercisable at December 31, 2013, is provided in the following table:

Ranges of Exercise Prices	No. of Options Outstanding	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Months)	Aggregate Intrinsic Value (in thousands)	No. of Options Currently Exercisable	Weighted-Average Exercise Price of Options Currently Exercisable	Weighted-Average Remaining Contractual Life (Months)	Aggregate Intrinsic Value of Options Currently Exercisable (in thousands)
26.62 - 33.90	58,750	30.23	57	$946	10,332	$30.52	21	$163
35.09 - 40.88	114,851	37.83	63	976	66,500	39.13	37	479
	173,601			$1,922	76,832			$642

Weighted Average Assumptions Estimate The Fair Value Of Options Granted
The following weighted average assumptions were used to estimate the fair value of options granted:

	2013	2012	2011

Risk-free interest rate	1.88%	2.51%	3.07%
Expected dividend yield	3.70%	3.90%	3.88%
Volatility factor	41.35%	48.40%	41.12%
Expected life of option	8.0 years	5.0 years	8.0 years

Restricted Shares Activity And Related Information
A summary of the Company’s restricted shares activity and related information is presented below:

	2013		2012		2011
	Restricted Awards	Average Market Price at Grant	Restricted Awards	Average Market Price at Grant	Restricted Awards	Average Market Price at Grant

Outstanding at January 1	116,711		108,209		96,060
Granted	35,083	$38.07	23,336	$34.94	14,050	$35.08
Forfeited/Vested	(9,325)		(14,834)		(1,901)
Outstanding at December 31	142,469		116,711		108,209

Summary Of Activity Within The Defined Benefit Plan
The following table summarizes activity within the Defined Benefit Plans (dollars in thousands):

	Pension Benefits
	2013	2012

Change in fair value of plan assets:
Fair value at beginning of measurement period	$9,663	$8,952
Acquisition	4,558	—
Actual gain (loss) on plan assets	1,412	734
Contributions	538	736
Benefits paid	(1,445)	(759)
Fair value at end of measurement period	14,726	9,663

Change in benefit obligation:
Benefit obligation at beginning of measurement period	(13,827)	(12,943)
Acquisition	(6,297)	—
Interest cost	(776)	(635)
Actuarial loss	1,931	(1,008)
Benefits paid	1,445	759
Benefit obligation at end of measurement period	(17,524)	(13,827)
Funded status	(2,798)	(4,164)

Unrecognized net actuarial gain	4,555	8,024
Other comprehensive loss	(4,555)	(8,024)
Accrued Benefit Cost	$(2,798)	$(4,164)

Weighted-average assumptions for balance sheet liability at end of year:
Discount rate	4.89%	4.31%
Expected long-term rate of return	7.35%	7.46%

Weighted-average assumptions for benefit cost at beginning of year:
Discount rate	4.31%	5.06%
Expected long-term rate of return	7.46%	8.00%

Net Periodic Pension Cost Of The Defined Benefit Plan
The following table presents the components of the net periodic pension cost of the Defined Benefit Plans (in thousands):

	Pension Benefits
	2013	2012	2011

Components of net periodic benefit:
Interest cost	$776	$635	$650
Expected return on plan assets	(979)	(810)	(811)
Net amortization and deferral	1,106	696	547
Net Periodic Pension Cost	$903	$521	$386

Summary Of Current Allocation Percentages Of Plan Assets
The target, allowable, and current allocation percentages of plan assets are as follows:

	Target Allocation 2013	Allowable- Allocation Range	Percentage of Plan Assets At December 31
			2013	2012

Equity securities	58%	40-100%	53%	39%
Fixed income securities	30%	20-40%	28%	36%
Cash and cash equivalents	2%	3-10%	7%	25%
Alternative investments	10%	0-15%	12%	—%
Total	100%		100%	100%
The target, allowable, and current allocation percentages of plan assets are as follows:

	Target Allocation 2013	Allowable- Allocation Range	Percentage of Plan Assets at December 31, 2013

Equity securities	25%	20%-30%	26%
Fixed income securities	75%	70%-80%	74%
	100%		100%

Summary Of Assets Segregated By Level Of Valuation Inputs Within The Fair Value Hierarchy
The major categories of assets in the Company’s Defined Benefit Plans as of year-end are presented in the following table (in thousands).  Assets are segregated by the level of the valuation inputs within the fair value hierarchy established by ASC Topic 820 utilized to measure fair value (See Note Twenty).

	Total	Level 1	Level 2	Level 3
2013
Cash and cash equivalents	$714	$714	$—	$—
Mutual funds	5,991	5,267	724	—
Investment funds	1,305	—	809	496
Common stocks	4,399	3,477	922	—
Mortgage-backed securities	151	—	151	—
Government and GSE bonds	1,367	—	1,367	—
Corporate Bonds	799	—	799	—
Total	$14,726	$9,458	$4,772	$496

2012
Cash and cash equivalents	$2,023	$2,023	$—	$—
Mutual funds	2,220	1,139	1,081	—
Common stocks	3,034	2,552	482	—
Mortgage-backed securities	524	—	524	—
Government and GSE bonds	1,344	—	1,344	—
Corporate Bonds	518	—	518	—
Total	$9,663	$5,714	$3,949	$—

Summary Of Expected Benefit Payments
The following table summarizes the expected benefits to be paid in each of the next five years and in the aggregate for the five years thereafter:

Plan Year Ending December 31	Expected Benefits to be Paid
(in thousands)

2014	$970
2015	990
2016	1,005
2017	1,023
2018	1,056
2019 through 2023	5,501